Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Capital gain, net	$ 8,814	$ 35,471	$ 3,015
Sundry	3,807	2,628	2,302
Total other operating income	$ 12,621	$ 38,099	$ 5,317	[1]

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.